Debt - Summary of Actual Financial Ratios as Part of Affirmative Covenants Credit Facility (Detail)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	4.44
Total Debt to EBITDA Ratio	2.99
Minimum
Debt Instrument [Line Items]
Covenant Ratio Requirement	greater than or equal to 1.5:1.0
Maximum
Debt Instrument [Line Items]
Covenant Ratio Requirement	less than or equal to 3.5:1.0